Accounting Policies - Summary of Key assumptions used for measurement of the fair values of Osisko's assets acquired and liabilities assumed (Details)		12 Months Ended
	Oct. 25, 2024 unit_ExchangeRate $ / oz $ / oz	Dec. 31, 2023 $ / oz	Dec. 31, 2024 $ / oz	Dec. 31, 2024 R / kg	Dec. 31, 2024 $ / oz	Dec. 31, 2023 R / kg	Dec. 31, 2023 $ / oz	Dec. 31, 2022 $ / oz	Dec. 31, 2022 R / kg	Dec. 31, 2022 $ / oz
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Life-of-mine		7 years
Osisko Mining Incorporated
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	2,100
– Discount rate	7.90%
Life-of-mine	15 years
Resource value (in USD per ounce)	37
Long-term exchange rates
Long-term exchange rates | unit_ExchangeRate	0.761
Year 1
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg		1,910	2,590	1,465,000	4,020	1,110,000	2,830	1,740	925,000	2,500
Year 1 | Osisko Mining Incorporated
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	3,067
Year 2
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg		1,875	2,550	1,420,000	3,810	1,060,000	2,690	1,730	925,000	2,400
Year 2 | Osisko Mining Incorporated
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	3,004
Year 3
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg		1,800	2,470	1,410,000	3,670	1,030,000	2,570	1,700	925,000	2,350
Year 3 | Osisko Mining Incorporated
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	2,760
Year 1 and 2 | Canadian Dollar | Osisko Mining Incorporated
Long-term exchange rates
Long-term exchange rates | unit_ExchangeRate	0.75
Year 3 onwards | Canadian Dollar | Osisko Mining Incorporated
Long-term exchange rates
Long-term exchange rates | unit_ExchangeRate	0.76